Loans and Related Allowance for Credit Losses, Credit Quality Indicators for Credit Card Loans (Details) - Total Consumer [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	$ 386,272	$ 378,586
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Loan charge-offs, loans	3,944	4,118
Credit card [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	58,821	55,903
Revolving loans converted to term loans, finance receivable	719	639
Total loans	59,540	56,542
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Revolving loans, charge-offs	2,758	2,669
Revolving loans converted to term loans, charge-offs	205	173
Loan charge-offs, loans	2,963	2,842
Credit card [Member] | FICO 740 or more [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	23,443	21,784
Revolving loans converted to term loans, finance receivable	37	28
Total loans	23,480	21,812
Credit card [Member] | FICO 700 to 739 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	12,713	12,359
Revolving loans converted to term loans, finance receivable	91	74
Total loans	12,804	12,433
Credit card [Member] | FICO 660 to 699 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	11,267	11,093
Revolving loans converted to term loans, finance receivable	155	132
Total loans	11,422	11,225
Credit card [Member] | FICO 620 to 659 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	5,472	5,356
Revolving loans converted to term loans, finance receivable	136	117
Total loans	5,608	5,473
Credit card [Member] | FICO less than 620 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	5,736	5,161
Revolving loans converted to term loans, finance receivable	298	286
Total loans	6,034	5,447
Credit card [Member] | No FICO available [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	190	150
Revolving loans converted to term loans, finance receivable	2	2
Total loans	192	152
Credit card [Member] | Current-29 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	57,322	54,389
Revolving loans converted to term loans, finance receivable	622	535
Total loans	57,944	54,924
Credit card [Member] | 30 to 89 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	718	699
Revolving loans converted to term loans, finance receivable	65	67
Total loans	783	766
Credit card [Member] | 90 days or more past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	781	815
Revolving loans converted to term loans, finance receivable	32	37
Total loans	$ 813	$ 852